Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Financial Position [Abstract]
Common stock, shares redemption	2,467,422	2,467,422	27,600,000
Common stock, shares redemption par value	$ 10.72	$ 10.24	$ 10
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	6,900,000	6,900,000	6,900,000
Common stock, shares outstanding	6,900,000	6,900,000	6,900,000